Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Net income per Ordinary Share:
Basic (in USD per share)	$ 0.03	$ 2.38	$ 4.29	$ 6.43
Diluted (in USD per share)	$ 0.03	$ 2.36	$ 4.27	$ 6.38